COMBINED CARVE-OUT STATEMENTS OF COMPREHENSIVE INCOME - Codere Online Business [Member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reserve Quantities [Line Items]
Net income/(loss) for the year	€ (16,279)	€ (16,093)
Currency translation differences	1,109	(160)
Income tax impact	0	0
Items that will not be reclassified subsequently to the income statement	1,109	(160)
Total other comprehensive income/(loss) recognized in the year	1,109	(160)
Total comprehensive income/(loss) recognized in the year	(15,170)	(16,253)
Attributable to:
Equity holders of the Parent	(15,262)	(16,350)
Non-controlling interests	€ 92	€ 97